LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
Loss Per Share
LOSS PER SHARE

NOTE 17 - LOSS PER SHARE

The basic loss per share is computed by dividing the Company’s loss attributable to the holders of shares by the weighted average number of ordinary shares outstanding during the period.

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands (except per share amounts)

Net loss per year as reported in the statements of comprehensive loss	7,180	13,362	29,093
Weighted average of ordinary shares outstanding during the period	7,791	11,448	17,660
Basic and diluted loss per share	(0.92)	(1.17)	(1.65)

The diluted loss per share does not include 824,132, 1,220,852 and 2,229,870 options granted to employees and service providers for the years ended December 31, 2015, 2016 and 2017, respectively, 577,795 warrants (Series 7) which were issued in 2014 and expired in 2015, 92,400 warrants which were issued to institutional investors in 2013 and expired in 2015, 198,812 warrants which were issued to several investors in 2013 and exercised in 2017 and 80,166 warrants which were issued to several investors in 2014 and expired in 2016, because the effect of their inclusion in the calculation would be anti-dilutive.